Equity Method Investment	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity Method Investment
Deconsolidation of FOX
On August 13, 2013, the Company's FOX operating segment completed an initial public offering (the "FOX IPO") of its common stock pursuant to a registration statement on Form S-1 with the Securities and Exchange Commission (the "SEC"). In the FOX IPO, FOX sold 2,857,143 shares and certain of its shareholders sold 7,000,000 shares (including 5,800,238 shares held by the Company) at an initial offering price of $15.00 per share. FOX trades on the NASDAQ stock market under the ticker “FOXF”. The Company received approximately $80.9 million in net proceeds from the sale of their shares. The Company’s ownership interest in FOX was reduced from 75.8% to 53.9% on a primary basis and from 70.6% to 49.8% on a fully diluted basis as a result of the FOX IPO.
The following table details the amounts recorded in the consolidated statement of stockholders’ equity during the year ended December 31, 2013 as a result of the FOX IPO (in thousands):

	Trust Shares	NCI	Total
Effect of FOX IPO proceeds	$73,421	$36,125	$109,546
Effect of FOX IPO proceeds on NCI (1)	—	7,492	7,492
Effect of FOX IPO on majority trust shares (2)	1,989	(1,989)	—
	$75,410	$41,628	$117,038

(1)	Represents the effect on noncontrolling shareholders resulting from the Company’s proceeds from the FOX IPO, as determined based on the proportionate interest of the carrying value of FOX.

(2)	Represents the majority ownership effect on the Company resulting from the FOX IPO.

On July 10, 2014, FOX filed a registration statement on Form S-1 with the SEC for a public offering of its common stock (the "FOX Secondary Offering") held by certain stockholders (the "Selling Stockholders"). The Selling Stockholders sold 5,750,000 shares of FOX common stock in the FOX Secondary Offering, which included an underwriters' option to purchase an additional 750,000 shares, at an offering price of $15.50 per share. The Company sold 4,466,569 shares of FOX common stock, including 633,955 shares sold in connection with the underwriters' exercise of their full option to purchase additional shares of common stock, and received net proceeds from the sale of approximately $65.5 million. As a result of the sale of the shares by the Company in the FOX Secondary Offering, the Company's ownership interest in FOX decreased to approximately 41%, which resulted in the deconsolidation of the FOX operating segment in the Company's consolidated financial statements effective as of the date of the FOX Secondary Offering.

As a result of the deconsolidation of FOX subsequent to the FOX Secondary Offering, the Company recognized a total gain of approximately $264.3 million. The $264.3 million gain on the deconsolidation of FOX was comprised of a gain related to the retained interest in FOX of $188.0 million that was calculated based on the fair value of the Company's retained interest of approximately 41% in FOX less the retained interest in the net assets of FOX as of the date of consolidation, and $76.2 million related to the sold interest in FOX. Subsequent to the sale of the shares in the FOX Secondary Offering, the Company owns approximately 15.1 million shares of FOX common stock.

The Company has elected to account for its investment in FOX at fair value using the equity method beginning on the date that the investment became subject to the equity method of accounting. The Company uses the equity method of accounting when it has the ability to exercise significant influence, but not control, over the operating and financial policies of the investee. For equity method investments which the Company has elected to measure at fair value, unrealized gains and losses are reported in the consolidated statement of operations as gain (loss) from equity method investments.
Investment in FOX

The Company owns approximately 41% of the outstanding equity of FOX, and has elected to account for its investment in FOX at fair value using the equity method beginning on the date the investment became subject to the equity method of accounting.

The following table reflects the year to date activity from our investment in FOX for 2015 and 2014 from the date of deconsolidation (in thousands):

	Year ended December 31,
	2015	2014
Balance January 1st	$245,214	$—
Effect of deconsolidation	—	234,185
Gain on investment	4,533	11,029
Balance December 31st	$249,747	$245,214

The results of operations and balance sheet information of the Company's FOX investment are summarized below:

Condensed Income Statement information:
	Year ended December 31,
	2015	2014 (1)
Net revenue	$366,798	$306,734
Gross profit	112,042	94,420
Operating income	35,344	34,623
Net income	24,954	27,686

Condensed Balance Sheet information:
	December 31, 2015	December 31, 2014
Current assets	$131,941	$112,609
Non-current assets	146,556	145,828
	$278,497	$258,437

Current liabilities	$74,017	$60,825
Non-current liabilities	52,220	68,806
Stockholders' equity	152,260	128,806
	$278,497	$258,437

(1) The condensed income statement information included in the table above for 2014 reflects Fox's results of operations for the full fiscal year ending December 31, 2014. FOX's results of operations for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation, are included in the results of operations of the Company for the year ending December 31, 2014.

The following table summarizes FOX's results of operations that are included in the Company's consolidated results of operations for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation, and for the year ended December 31, 2013 (in thousands):

	Year ended December 31,
	2014	2013
Net revenue	$149,995	$272,746
Gross profit	46,294	80,129
Operating income	17,294	38,781
Net income	15,047	24,102

Arnold Magnetics Joint Venture
Arnold Magnetics is a 50% partner in a China rare earth mine-to-magnet joint venture. Arnold Magnetics accounts for its activity in the joint venture utilizing the equity method of accounting. Gains and losses from the joint venture were not material for the years ended December 31, 2015, 2014 and 2013.